Note 4 - The Merger	9 Months Ended
Sep. 30, 2024
Notes to Financial Statements
Business Combination Disclosure [Text Block]

NOTE 4: THE MERGER

On August 12, 2024, Private Firefly consummated the Merger. The Merger was treated as a reverse recapitalization, whereby Private Firefly was deemed to be the accounting acquirer, and the historical financial statement of Private Firefly became the historical financial statement of WaveDancer (renamed Firefly Neuroscience, Inc.) upon the closing of the Merger. Under this method of accounting, WaveDancer was treated as the acquiree and Private Firefly is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Private Firefly issuing stock for the net assets of WaveDancer, accompanied by a recapitalization. The net assets of WaveDancer were stated at carrying values, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Merger to the consolidated statements of changes in shareholders’ equity for the nine months period ended September 30, 2024:

Recapitalization
Cash	$75
Prepaid expenses	62
Equipment	12
Non-cash net working capital assumed from WaveDancer	(354)

Effect of the Merger, net of transaction costs	(205)

The following table details the number of shares of common stock issued following the consummation of the Merger:

Number of Shares
Shares of common stock owned by WaveDancer’s pre-Merger shareholders	802,142
Shares of common stock issued in exchange for Private Firefly shares of common stock	6,670,413
Total shares of common stock outstanding immediately after Merger	7,472,555

In addition to the shares of common stock, WaveDancer’s shareholders retained:

-	113,522 employee stock options;
-	warrants exercisable for up to 76,098 shares of common stock of the combined entity.

The consolidated assets, liabilities, and results of operations prior to the Merger are those of Private Firefly In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the Exchange Ratio of 0.1040 established in the Merger.